MERGER TRANSACTON (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 17, 2024	Sep. 30, 2023	Sep. 30, 2022
Intangible assets	$ 1,640,430	$ 1,603,430		$ 0
Crypto assets	2,700,000	2,700,000		0
Current assets	20,401,932	11,079,162		588
Total assets	44,698,089	30,270,399		588
Current Liabilities	14,367,081	7,237,174		286,127
Total liabilities	14,509,494	7,374,118		412,477
Net equity	$ 36,844,822	$ 29,525,470		$ (411,889)	$ (412,471)
TAG
Fixed assets			$ 141,806
Intangible assets			1,603,430
Crypto assets			2,700,000
Current assets			9,815,248
Other non-current assets			14,746,000
Total assets			29,006,484
Current Liabilities			6,198,427
Notes payable			14,581
Total liabilities			6,213,008
Non-controlling interests			(6,647,080)
Net equity			$ 28,572,412